Document and Entity Information	Aug. 16, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001703785
Document Type	8-K
Document Period End Date	Aug. 16, 2022
Entity Registrant Name	SITIO ROYALTIES CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-38158
Entity Tax Identification Number	82-0820780
Entity Address, Address Line One	1401 Lawrence Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	640-7620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value
Trading Symbol	STR
Security Exchange Name	NYSE
Common Class A And C [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock
Trading Symbol	STR WS
Security Exchange Name	NYSEAMER